Business Combinations (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Business Combinations Text Block [Abstract]
Schedule of fair value of assets
£’000
Property, plant and equipment	7,342
Right-of-use assets	6,276
Inventory	1,752
Trade and other receivables	6,401
Cash and cash equivalents	3,743
Trade and other payables	(6,992)
Loans and borrowings	(10,194)
Lease liabilities	(6,276)
Provisions	(631)
Total net assets acquired	1,421

Intangible assets recognized on acquisition:
Brand	4,158
Customer relationships	3,669
Software	2,592
Deferred tax arising on intangible assets	(2,501)
Total intangible assets recognized on acquisition	7,918

Total identifiable net assets at fair value	9,339

Goodwill	50,597
Purchase consideration transferred	59,936

Satisfied by:
Cash	27,694
Deferred consideration	2,955
Debt assumed and discharged	6,236
Shares issued	23,051
Purchase consideration transferred	59,936